Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	$ 2,948,360
– financial investments: fair value gains/(losses)	41	$ 2,381	$ (9,618)
Financial assets, ending balance	2,923,319	2,948,360
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,711,852
– fair value gains/(losses)	41	2,381	(9,618)
Financial liabilities, ending balance	2,682,252	2,711,852
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	28,781
Financial assets, ending balance	31,302	28,781
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	13,975
Financial liabilities, ending balance	12,743	13,975
Trading liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	73,150
Financial liabilities, ending balance	65,982	73,150
Trading liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	73,150
Financial liabilities, ending balance	65,982	73,150
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	0	0
– exchange differences	(18)	24
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	478	474
Total gains/(losses) recognised in profit or loss	18	75
Total gains/(losses) recognised in other comprehensive income (‘OCI’)1	(18)	24
– fair value gains/(losses)	0	0
– exchange differences	(18)	24
Purchases	924	291
New issuances	0	2
Sales	(295)	(320)
Settlements	(307)	(74)
Transfers out	(29)	(45)
Transfers in	13	51
Financial liabilities, ending balance	784	478	474
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2023	(6)	0
Financial liabilities designated at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	141,426
Financial liabilities, ending balance	138,727	141,426
Financial liabilities designated at fair value | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	141,426
Financial liabilities, ending balance	138,727	141,426
Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	33	335
– exchange differences	(78)	188
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	10,928	10,432
Total gains/(losses) recognised in profit or loss	496	97
Total gains/(losses) recognised in other comprehensive income (‘OCI’)1	(45)	523
– fair value gains/(losses)	33	335
– exchange differences	(78)	188
Purchases	0	0
New issuances	6,521	5,389
Sales	0	(2)
Settlements	(4,750)	(3,258)
Transfers out	(6,048)	(2,881)
Transfers in	2,015	628
Financial liabilities, ending balance	9,117	10,928	10,432
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2023	(94)	(433)
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	234,772
Financial liabilities, ending balance	264,448	234,772
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	0	0
– exchange differences	(53)	111
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,569	2,920
Total gains/(losses) recognised in profit or loss	1,268	910
Total gains/(losses) recognised in other comprehensive income (‘OCI’)1	(53)	111
– fair value gains/(losses)	0	0
– exchange differences	(53)	111
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(568)	(1,565)
Transfers out	(1,346)	(358)
Transfers in	972	551
Financial liabilities, ending balance	2,842	2,569	2,920
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2023	(1,343)	(903)
Equity structured notes | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Transfers out	(4,400)
Transfers in	1,500
Financial investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	294,437
Financial assets, ending balance	339,193	294,437
Financial investments | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	294,437
Financial assets, ending balance	339,193	294,437
Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,618	2,961
Total gains/(losses) recognised in profit or loss	(9)	(44)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(78)	28
– financial investments: fair value gains/(losses)	18	(44)
– exchange differences	(96)	72
Purchases	1,670	353
New issuances	0	0
Sales	(97)	(290)
Settlements	(1,011)	(352)
Transfers out	(438)	(662)
Transfers in	79	624
Financial assets, ending balance	2,734	2,618	2,961
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	18	(44)
– exchange differences	(96)	72
Trading assets
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	289,159
Financial assets, ending balance	314,842	289,159
Trading assets | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	289,159
Financial assets, ending balance	314,842	289,159
Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	4,306	4,817
Total gains/(losses) recognised in profit or loss	280	266
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(115)	108
– financial investments: fair value gains/(losses)	0	0
– exchange differences	(115)	108
Purchases	4,170	2,276
New issuances	0	2
Sales	(1,477)	(2,478)
Settlements	(967)	(872)
Transfers out	(429)	(922)
Transfers in	907	1,109
Financial assets, ending balance	6,675	4,306	4,817
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(150)	(152)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	(115)	108
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,724
Financial assets, ending balance	3,357	2,724
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	110,643
Financial assets, ending balance	115,769	110,643
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	19,788	17,407
Total gains/(losses) recognised in profit or loss	896	921
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(39)	87
– financial investments: fair value gains/(losses)	0	0
– exchange differences	(39)	87
Purchases	6,261	3,555
New issuances	0	0
Sales	(649)	(658)
Settlements	(6,476)	(1,886)
Transfers out	(278)	(156)
Transfers in	241	518
Financial assets, ending balance	19,744	19,788	17,407
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	11	82
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	(39)	87
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	229,714
Financial assets, ending balance	268,637	229,714
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,069	1,964
Total gains/(losses) recognised in profit or loss	1,037	692
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(36)	81
– financial investments: fair value gains/(losses)	0	0
– exchange differences	(36)	81
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(897)	(1,018)
Transfers out	(777)	(240)
Transfers in	753	590
Financial assets, ending balance	2,149	2,069	$ 1,964
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(1,377)	737
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	(36)	81
Derivatives | Level 3 | Recurring fair value measurement | French Life Insurance Business
Reconciliation of changes in fair value measurement, assets [abstract]
Settlements	(3,100)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	18	75
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2023	(6)	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	496	97
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2023	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	1,268	910
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2023	(1,343)	(903)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	280	266
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(150)	(152)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	1,037	692
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(1,377)	737
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	684	0
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2023	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2023	(94)	(433)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2023	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	212	921
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	11	82
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(9)	(44)
– gains less losses from financial investments at fair value through other comprehensive income | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	$ 0	$ 0